As Filed with the Securities and Exchange Commission on April 7, 2017

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 10, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 103 to the Trust’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940 to amend and supplement PEA No. 98 to the Trust’s Registration Statement on Form N-1A filed on February 1, 2017 as it relates only to the prospectus (Part A) of the AllianzGI Best Styles Emerging Markets Equity Fund (the “Fund”), a series of the Trust. The prospectus (Part A) and the statement of additional information (Part B) of the Fund, as filed in PEA No. 98, are incorporated into this PEA No. 103 by reference. This PEA No. 103 is being filed to add (i) disclosure related to certain scheduled variations in, and eliminations of, Class A and Class C share sales charges for a specific intermediary and (ii) other sales load disclosure responsive to Item 12 of Form N-1A. This PEA No. 103 does not otherwise supersede or amend any disclosure in the Trust’s registration statement. This PEA No. 103 supersedes Post-Effective Amendment No. 99 to the Trust’s registration statement, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 9, 2016 and would otherwise have become effective on the date hereof.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated April 10, 2017 to the

Statutory Prospectus for

Class A, Class C, Class R, Class T, Class R6, Institutional Class, Administrative Class and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2017

Disclosure Relating to AllianzGI Best Styles Emerging Markets Equity Fund

(the “Fund”)

Effective as of the date hereof, additional sales charge reduction and waiver categories will be added to Class A and Class C shares of the Fund for purchases through a specific intermediary. The Fund’s prospectus is hereby revised to include a new Appendix A, as set forth below. This supplement also adds additional disclosure to the Fund’s prospectus regarding preexisting sales charge waivers.

I.	The first paragraph of the “Fees and Expenses of the Fund” section of the Fund Summary is deleted in its entirety and replaced with the following.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

II.	The disclosure under the heading “Class A, Class C, Class R and Class T Shares” in the “Classes of Shares” section of the prospectus is deleted in its entirety and replaced with the following.

Class A, Class C, Class R and Class T Shares: Some or all of the payments described below with respect to Class A, Class C, Class R and Class T shares are paid or “reallowed” to financial intermediaries. See “Distribution of Trust Shares” in the Statement of Additional Information for details. Additional information about the sales charges and other expenses associated with each share Class, and waivers and reductions thereof, is provided below under the headings “Initial Sales Charges—Class A Shares,” “Initial Sales Charges—Class T Shares,” “Contingent Deferred Sales Charges (CDSCs)—Class C Shares,” “CDSCs on Class A Shares,” “How CDSCs are Calculated,” “Reductions and Waivers of Initial Sales Charges and CDSCs,” “Exempt Transactions; No CDSCs,” “Exchanges and CDSCs,” “Exchanges” and “How to Buy and Sell Shares—Exchanging Shares.”

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Different intermediaries may impose different sales charges including potential reductions in or waivers of sales charges. Such intermediary-specific sales charge variations are described in Appendix A to this prospectus (“Intermediary Sales Charge Discounts and Waivers”).

III.	The “Classes of Shares” section of the prospectus is hereby revised as follows.

(i)	The paragraphs that begin with the headings “Letter of Intent,” “Reinstatement Privilege,” “Method of Valuation of Accounts” and “Sales at Net Asset Value” in the “Classes of Shares—Initial Sales Charges—Class A Shares” section of the prospectus are hereby deleted and replaced with the following paragraphs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested. Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the AllianzGI Global Water Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested.

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If an investor wishes to enter into a Letter of Intent in conjunction with an initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application. A current Class A shareholder desiring to do so may obtain more information by contacting the Distributor at 1-800-988-8380 or any broker participating in this program.

Shares purchased or held through a Plan Investor (as defined in the Statement of Additional Information) or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charges on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales charges) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Notification of eligibility for reduced sales charges. In many cases, neither the Trust or Allianz Funds (together the “Trusts”) as applicable, the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Reinstatement Privileges. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Fund Shares Are Priced” in this Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for U.S. federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) Affiliated individuals or entities defined here:

•	current, former or retired officers, trustees, directors or employees of the Trust, Allianz Funds, Allianz Asset Management of America L.P., AllianzGI U.S. or the Distributor, other affiliates of AllianzGI U.S. and funds advised or subadvised by any such affiliates, provided that any such former employee established an account holding Fund shares during his or her period of employment;

•	a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and;

•	any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of brokers that sell Fund shares or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries; and participants purchasing shares for plans sponsored by employers, professional organizations or associations or charitable organizations;

(iv) participants investing through accounts known as “wrap accounts” where a broker or dealer is paid a single, inclusive fee for brokerage and investment management services; and

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers that use a Fund in particular investment products or programs or in particular situations and where sales of Fund shares at net asset value are a feature of the product or program offering.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

In addition, each Fund may issue its Class A shares at net asset value without a sales charge pursuant to the automatic reinvestment of income dividends or capital gains distributions or in connection with plans of reorganization involving the Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

Current registered representatives and other full-time employees of  brokers that sell Fund shares or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50. Further information about sales charge waivers is included above in this “Classes of Shares—Initial Sales Charges—Class A Shares” section and elsewhere in this “Classes of Shares” section.

(ii)	The first three sentences in the in the “Classes of Shares—Initial Sales Charges—Class T Shares” section of the prospectus are hereby deleted and replaced with the following.

Class T shares are sold at a public offering price equal to their net asset value per share plus a sales charge. Class T shares do not provide for the opportunity to reduce or waive the initial load or sales charges, either through a right of accumulation or through a letter of intent. In addition, shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions or in connection with plans of reorganization involving the Fund, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party, are issued at net asset value and are not subject to any sales charges. The initial sales charge you pay varies depending on the size of your purchase, as set forth below.

The final two sentences in the section are hereby deleted.

(iii)	The first two sentences in the in the “Classes of Shares—Contingent Deferred Sales Charges (CDSCs)—Class C Shares” section of the prospectus are hereby deleted and replaced with the following.

Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

For more information about the Class C CDSC, contact the Distributor at 1-800-988-8380.

Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC as indicated.

(iv)	The “Classes of Shares—CDSCs on Class A Shares” section of the prospectus is hereby deleted and replaced with the following.

CDSCs on Class A Shares

For purchases of Class A shares of all Funds other than the Short Duration High Income Fund, investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. For purchases of Class A shares of the Short Duration High Income Fund, investors who purchase $250,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 0.50% CDSC if such shares are redeemed within 12 months of their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Initial Sales Charges—Class A Shares—Sales at Net Asset Value” above.

For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase or, in the case of the Short Duration High Income Fund, within 12 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “How CDSCs are Calculated.”

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-988-8380.

For Class A shares outstanding for 18 months or more or, in the case of the Short Duration High Income Fund, 12 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

(v)	The “Classes of Shares—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the prospectus is hereby deleted and replaced with the following.

Reductions and Waivers of Initial Sales Charges and CDSCs

The CDSC applicable to Class A and Class C shares is currently waived for any redemption:

(i) in connection with required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2;

(ii) in connection with distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2;

(iii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account that is subject to an Automatic Withdrawal Plan;

(vii) by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, AAMA or AllianzGI U.S.;

(viii) effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in this Prospectus;

(ix) of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(x) by a shareholder who is a participant making periodic purchases of not less than $50 through employer sponsored savings plans;

(xi) effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser; and

(xii) by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees).

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

The discounts and commissions to dealers applicable to Class A and Class T shares may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers. This Prospectus will be amended or supplemented to describe any such discount or commission increases.

Exempt Transactions; No CDSCs

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•     A redemption by a holder of Class A or Class C shares where the Distributor did not pay at the time of purchase to the participating broker or dealer involved in the purchase of such shares the payments the Distributor normally would have paid at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•    A redemption by a holder of Class A or Class C shares where the Distributor did not pay at the time of purchase the payments it normally would have paid to the broker-dealer at the time of purchase in connection with such purchase.

Exchanges and CDSCs

With respect to Class A shares subject to a CDSC or Class C shares, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in this Prospectus, shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months). Note, however, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption. See “Exchanges” below for additional information.

Exchanges

As described and subject to any limits in “How to Buy and Sell Shares—Exchanging Shares,” a shareholder (not including a shareholder of Class T shares) may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment or any series of Allianz Funds that is available for investment, on the basis of their respective net asset values. Class T shares have no exchange privilege. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Manager and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any CDSC will carry over to the investment in the new fund. For example, if a shareholder invests in Class C shares of one fund and 6 months later (when the CDSC upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% CDSC until one year after the date of the shareholder’s investment in the first fund as described herein.

Shares of one class of a Fund (excluding Class T shares) may be exchanged, at a shareholder’s option, directly for shares of another class (including Class T) of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the Prospectus (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. For the avoidance of doubt Class T shares may not be exchanged for shares of another class of the same Fund; however, subject to meeting eligibility and other applicable requirements, another share class of a Fund may be exchanged for Class T shares. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” in the Statement of Additional Information, and/or in this Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A or Class T shares will be subject to a Class A or Class T sales charge as applicable unless otherwise noted below, and intra-Fund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A or Class T shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A or Class T sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisers as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange. The Distributor will waive the applicable initial sales charges for intra-Fund exchanges that are initiated on behalf of shareholders by their financial intermediary.

IV.	The following is hereby added following the section of the prospectus entitled “Additional Performance Information” and is included as Appendix A to the prospectus:

APPENDIX A

INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section of the prospectus entitled “Classes of Shares” for more information on sales charges and waivers available for different classes.

Currently, only one of the Fund’s intermediaries, Merrill Lynch, has implemented a schedule of sales charge discounts and waivers, as described below.

CLASS A AND CLASS C TRANSACTIONS THROUGH MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus.

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement)

CDSC Waivers on A and C Shares Available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Please retain this Supplement for future reference.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation.

	(1)	Amended & Restated Agreement and Declaration of Trust, dated as of March 28, 2008.(2)

(b)	By-laws.

	(1)	Second Amended and Restated Bylaws, dated as of October 7, 2015.(33)

(c)	Instruments Defining Rights of Securities Holdings.

	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust.(2)

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws.(33)

(d)	Investment Advisory Contracts.

	(1)	Amended and Restated Investment Management Agreement dated October 1, 2016 with Allianz Global Investors U.S. LLC.(37)

	(2)	Amended and Restated Sub-Advisory Agreement dated October 1, 2016 between Allianz Global Investors U.S. LLC and NFJ Investment Group LLC.(37)

(e)	Distribution Contracts.

	(1)	(i)	Form of Sixth Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC.(38)

		(ii)	Form of Fifth Amended and Restated Distribution Contract with Allianz Global Investors Distributors LLC.(22)

	(2)	(i)	Form of Selected Dealer Agreement with respect to Class A, B and C shares.(2)

		(ii)	Form of Selected Dealer Agreement with respect to Class T shares.(38)

	(3)	Form of Amendment to Dealer Agreement between Registrant and Allianz Global Investors Distributors LLC.(2)

	(4)	Selected Dealer Agreement between PIMCO Funds Distributors LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated dated as of July 29, 2002.(2)

(f)	Not applicable.

(g)	Custodian Agreements.

	(1)	(i)	Custody and Investment Accounting Agreement dated March 28, 2008 with State Street Bank & Trust Company.(15)

		(ii)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated June 13, 2013.(23)

		(iii)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated March 17, 2014.(25)

		(iv)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated August 15, 2014.(26)

		(v)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated September 15, 2014.(28)

		(vi)	Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company, dated December 17, 2014.(29)

	(2)	Foreign Securities Depositories Delegation Agreement dated March 28, 2008 among Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC), RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by Registrant.(2)

	(3)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC) and Nicholas-Applegate Capital Management LLC, accepted and agreed to by Registrant.(4)

	(4)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC) and Allianz Global Investors Solutions LLC.(5)

	(5)	Form of Foreign Securities Depositories Delegation Agreement between Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC) and NFJ Investment Group LLC.(7)

	(6)	Form of Foreign Securities Depositories Delegation Agreement among Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC), RCM Capital Management LLC and RCM Asia Pacific Limited, and accepted and agreed to by Registrant.(10)

(h)	Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 3, 2008 with Boston Financial Data Services, Inc.(5)

		(ii)	Amendment to Transfer Agency and Services Agreement dated September 1, 2011 with Boston Financial Data Services, Inc.(15)

		(iii)	Form of Amendment to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated June 21, 2013.(23)

		(iv)	Revised Schedule A to Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., dated December 17, 2014.(29)

	(2)	(i)	Form of Shareholder Servicing Agreement.(2)

	(3)	(i)	Expense Limitation Agreement dated March 28, 2008 with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC).(2)

		(ii)	Form of Amended and Restated Expense Limitation Agreement with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC).(5)

		(iii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC), dated December 16, 2016.(38)

	(4)		Expense Limitation Agreement for AllianzGI Global Allocation Fund (formerly known as Allianz Global Investors Solutions Core Allocation Fund) dated April 20, 2009 with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC).(6)

	(5)	(i)	Form of Management Fee Waiver Agreement with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC).(5)

		(ii)	Revised Schedule to Management Fee Waiver Agreement (Schedule A) dated April 20, 2009 with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC) to add the Allianz Global Investors Solutions Core Allocation Fund and Allianz Global Investors Solutions Growth Allocation Fund.(6)

	(6) (i)	Amended and Restated Expense Limitation Agreement for Allianz Global Investors Solutions Retirement Income Fund, Allianz Global Investors Solutions 2015 Fund, Allianz Global Investors Solutions 2020 Fund, Allianz Global Investors Solutions 2030 Fund, Allianz Global Investors Solutions 2040 Fund and Allianz Global Investors Solutions 2050 Fund dated September 1, 2011 with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC).(15)

	(ii)	Revised Schedule to Expense Limitation Agreement (Schedule A) with Allianz Global Investors Fund Management LLC (predecessor in interest to Allianz Global Investors U.S. LLC) dated October 1, 2016.(37)

	(7) (i)	Form of Amended and Restated Administration Agreement with Allianz Global Investors U.S. LLC.(38)

(i)	Opinions and Consents of Counsel.(2)(3)(4)(5)(6)(7)(8)(9)(10)(14)(17)(19)(20)(21)(23)(24)(26)(28)(29)

(j)	Consent of Independent Registered Public Accounting Firm.(38)

(k)	Subscription Agreement with Allianz Asset Management of America L.P. (formerly known as Allianz Global Investors of America L.P.).(2)

(l)	Distribution and Servicing Plans.

	(1)	Form of Distribution and Servicing Plan for Class A Shares.(1)

	(2)	Form of Distribution and Servicing Plan for Class C Shares.(1)

	(3)	Form of Administrative Services Plan for Class P Shares.(2)

	(4)	Form of Distribution and Servicing Plan for Class R Shares.(5)

	(5)	Form of Distribution Plan for Administrative Class Shares.(5)

	(6)	Form of Administrative Services Plan for Administrative Class Shares.(5)

	(7)	Form of Administrative Services Plan for Class P-1 Shares.(10)

	(8)	Second Amended and Restated Administrative Services Plan for Class P Shares.(14)

	(9)	Amended and Restated Distribution and Servicing Plan for Class C Shares.(21)

	(10)	Form of Distribution and Servicing Plan for Class T Shares.(38)

(m)	Multi-Class Plan.

	(1)	Ninth Amended and Restated Multi-Class Plan of Registrant dated September 28, 2015.(33)

	(2)	Tenth Amended and Restated Multi-Class Plan of Registrant dated October 8, 2015.(33)

	(3)	Form of Eleventh Amended and Restated Multi-Class Plan of Registrant.(38)

(n)	Reserved.

(o)	Code of Ethics.

	(1)	Code of Ethics of the Registrant.(38)

	(2)	Code of Ethics of Allianz Global Investors U.S. LLC and Allianz Global Investors Distributors LLC.(38)

	(3)	Code of Ethics of Allianz Global Investors Europe.(38)

(p)	Powers of Attorney.

	(1)	Power of Attorney for Deborah A. DeCotis, F. Ford Drummond, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, Davey S. Scoon and Lawrence G. Altadonna.(29)

	(2)	Power of Attorney for Barbara R. Claussen.(33)

	(3)	Power of Attorney for A. Douglas Eu.(36)

(1)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed February 27, 2008.
(2)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 31, 2008.
(3)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed July 15, 2008.
(4)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 3, 2008.
(5)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2008.
(6)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 20, 2009.
(7)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed May 27, 2009.
(8)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 15, 2010.
(9)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2010.
(10)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed June 4, 2010.
(11)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 1, 2010.
(12)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 17, 2010.
(13)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 14, 2011.
(14)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 1, 2011.
(15)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 9, 2011.
(16)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 22, 2011.
(17)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 14, 2011.
(18)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 30, 2012.
(19)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed May 23, 2012.
(20)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed October 3, 2012.
(21)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed December 14, 2012.
(22)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 29, 2013.
(23)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed July 1, 2013.

(24)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 26, 2013.
(25)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 28, 2014.
(26)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed August 22, 2014.
(27)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed August 29, 2014.
(28)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 15, 2014.
(29)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 26, 2015.
(30)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 30, 2015.
(31)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed March 31, 2015.
(32)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed September 8, 2015.
(33)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 23, 2015.
(34)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed January 28, 2016.
(35)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 22, 2016.
(36)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed April 29, 2016.
(37)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed November 29, 2016.
(38)	Incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, File No. 333-148624, filed February 1, 2017.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article VII of Registrant’s Agreement and Declaration of Trust which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Trust’s Investment Adviser and Portfolio Managers

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

Name	Position with Adviser	Other Affiliations
Erin Bengtson-Olivieri	Managing Director, Chief Financial Officer	Managing Director of Allianz Global Investors Distributors LLC, Managing Director and Chief Financial Officer of Allianz Global Investors U.S. Holdings LLC, and Managing Director and Chief Financial Officer of NFJ Investment Group LLC.

Steven J. Berexa	Managing Director	None.

Peter Bonanno	Managing Director, Chief Legal Officer, Secretary	Managing Director of Allianz Global Investors Distributors LLC, Managing Director, General Counsel, and Secretary of Allianz Global Investors U.S. Holdings LLC, and Managing Director, Chief Legal Officer and Secretary of NFJ Investment Group LLC.

Stephen G. Bond-Nelson	Managing Director	None.

Giorgio Carlino	Managing Director	Chief Investment Officer Multi-Asset of Allianz Global Investors U.S. Holdings LLC.

Huachen Chen	Managing Director	None.

Christopher Cieri	Managing Director	Managing Director, US Head of Technology of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Barbara R. Claussen	Managing Director	Managing Director, Chief Operating Officer of Allianz Global Investors U.S. Holdings LLC and Managing Director, Chief Administrative Officer of NFJ Investment Group LLC.

Raphael L. Edelman	Managing Director	None

Jennifer Evanko	Managing Director	None.

Douglas G. Forsyth	Managing Director, CIO	Managing Director, Chief Investment Officer Fixed Income US of Allianz Global Investors U.S. Holdings LLC.

Donald G. Gervais Jr.	Managing Director	None.

Karen D. Hiatt	Managing Director	None

Joanne L. Howard	Managing Director	None.

Justin Kass	Managing Director	None.

Nick Loglisci Jr.	Managing Director	None.

Jill Lohrfink	Managing Director	Managing Director, Head of Institutional—North America of Allianz Global Investors U.S. Holdings LLC.

Robert Marren	Managing Director	None.

Gary P. McAnly	Managing Director	None.

Melody McDonald	Managing Director	None.

David Owen	Managing Director	Managing Director, Global & Regulatory Counsel of Allianz Global Investors U.S. Holdings LLC and Managing Director of NFJ Investment Group LLC.

Christian W. Pachtner	Managing Director	None.

Jeffrey D. Parker	Managing Director, CIO	Managing Director, Deputy Chief Investment Officer Equity US and US Director of Research of Allianz Global Investors U.S. Holdings LLC.

Walter C. Price Jr.	Managing Director	None.

Joseph S. Quirk	Managing Director	Managing Director and Chief Operating Officer of Allianz Global Investors Distributors LLC, and Managing Director of Allianz Global Investors U.S. Holdings LLC.

Steven J. Ricci	Managing Director	Managing Director of Allianz Global Investors Distributors LLC, and Managing Director of Allianz Global Investors U.S. Holdings LLC.

Joe A. Rodela	Managing Director	None.

Herold Rohweder	Managing Director, Global Chief Investment Officer Multi-Asset	Member—Global Executive Committee.

Thomas M. Scerbo	Managing Director	None.

Jeffrey N. Sheran	Managing Director	None.

William L. Stickney	Managing Director	None.

Trevor L. Taylor	Managing Director	None.

Gregoire P. Tournant	Managing Director	None.

Thomas J. Zimmerer	Managing Director	None

Michael E. Yee	Managing Director	None.

Deborah Zurkow	Managing Director	Member—Global Executive Committee.

Tony Burg	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC and Allianz Asset Management U.S. Holding II LLC.

James T. Funaro	Senior Vice President – Tax Matters	Senior Vice President of Allianz Asset Management of America L.P. and Allianz Asset Management of America Holdings Inc.; Senior Vice President — Tax Matters of Allianz Asset Management of America LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, and NFJ Investment Group LLC.

Bryan Agbabian	Director	None.

Lawrence G. Altadonna	Director	None.

Stephane Amara	Director	None.

Kenley Matthew Axline	Director	None.

Jonathan J. Berusch	Director	None.

Blake H. Burdine	Director	None.

Michele R. Cameron	Director	None.

Jorge M. Camina de Santiago	Director	None

John S. Carnaroli	Director	None.

Francis T. Carrington	Director	None.

James Chen	Director	None.

Raymon Cunha	Director	None.

Joel V. Damon	Director	None.

Michael G. Dauchot	Director	None.

Paul David	Director	None.

Stuart P. David	Director	None.

Christopher A. Davis	Director	None.

Timothy Doherty	Director	None.

Ryan P. Donovan	Director	None.

James H. Dudnick	Director	None.

Terence J. Duggan	Director	None.

Lynn Dummett	Director	Director, Senior Counsel, Litigation & Records of Allianz Global Investors Distributors LLC, and Director of Allianz Global Investors U.S. Holdings LLC.

Orhan Dzemaili	Director	None.

Ralph Eley	Director	None.

Claus Fintzen	Director	None.

David A. Foster	Director	None.

Franḉois-Yves Gandeul	Director	None.

Frank Garofalo	Director	Director, US Head IT Operations of Allianz Global Investors U.S. Holdings LLC.

John M. Giangiorgi	Director	None.

Steven Gish	Director	None.

Bruce Goodman	Director	Director, Senior H.R. Business Partner of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Nina Gupta	Director	None.

Kirk Hardiman	Director	None.

Thomas L. Harter	Director, Deputy Chief Compliance Officer	Director, Fund Chief Compliance Officer of Allianz Global Investors U.S. Holdings LLC

Michael Heldmann	Director	None.

David W. Hood	Director	Director, Institutional Operations of Allianz Global Investors U.S. Holdings LLC.

Brian Ingram	Director	None.

Rajen Jadav	Director	None.

Adrian Jones	Director	None.

Steven Klopukh	Director	None.

Paul Koo	Director, Chief Compliance Officer	Director, Interim Head of U.S. Compliance of Allianz Global Investors U.S. Holdings LLC, and Chief Compliance Officer of NFJ Investment Group LLC.

Richard F. Lee	Director	None.

Peter T. Lelek	Director	None.

Robert Lutz	Director	None.

Stephen W. Lyford	Director	None.

Rahul Malhotra	Director	None.

Steven R. Malin	Director	None.

Claudio Marsala	Director	None.

Timothy M. McCarthy	Director	None.

Christian McCormick	Director	None.

Amanda Montgomery	Director	None.

James P. Naldi	Director	None.

David J. Oberto	Director	None.

Robert Patterson	Director	None.

Paul Pietranico	Director	None.

David Pinto	Director	None.

Kelly A. Reuba	Director	None.

Mark P. Roemer	Director	None.

Angela Ruane	Director	None.

John Schroer	Director	None.

Joseph Scull	Director	Director, Sr. Regulatory Documents & Vendor Management Manager of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Michael A. Seidenberg	Director	None.

Jeffrey A. Stabler	Director	None.

Michael Z. Stamos	Director	None.

Paul Strand	Director	None.

Danny M. Su	Director	None.

Peter A. Sullivan	Director	None.

Sebastian Thomas	Director	None.

Christian Tropp	Director	None.

Brian J. Urey	Director	None.

Jie Wei	Director	None.

Hans-Juergen Weidenbacher	Director	None.

Scott Whisten	Director	None.

John A. Wolfenbarger	Director	None.

Lu Yu	Director	None.

Jing Zhou	Director	None.

Christine U. Bacon	Vice President	Vice President of Allianz Global Investors Distributors LLC and Allianz Global Investors U.S. Holdings LLC.

Milica N. Basta	Vice President	None.

Heather Bergman	Vice President	None.

Jeff B. Bustos	Vice President	None.

Ryan Chin	Vice President	None.

Richard Cochran	Vice President	None.

John J. Coyle	Vice President	None.

Geert E.R. Dhont	Vice President	None.

Amy Deming	Vice President, Deputy Chief Compliance Officer	Director, Deputy Chief Compliance Officer of Allianz Global Investors U.S. Holdings LLC.

John F. Donnelly	Vice President	None.

Vincent P. Fung	Vice President	None.

Lauren Beth Harman	Vice President	None.

Steve Howell	Vice President	None.

Valentin L. Ivanov	Vice President	None.

Panu Kalayasilpin	Vice President	None.

Corey J. Kilcourse	Vice President	None.

Diana Leung	Vice President	None.

Fox (Hui) Ling	Vice President	None.

Michelle A. Marken	Vice President	None.

DeAnna Martes	Vice President	None.

Catherine McCarthy	Vice President	None.

Greg A. Meier	Vice President	None.

Michael W. Memory	Vice President	None.

Brandon W. Michael	Vice President	None.

Kimberlee Millar	Vice President	None.

Timothy J. Murphy	Vice President	None.

Heather Podlich Nesbitt	Vice President	None.

Adam C. Peterson	Vice President	None.

Mark Phanitsiri	Vice President	None.

Scott J. Powell	Vice President	None.

Michael J. Purcell	Vice President	None.

Rohit Ramesh	Vice President	None.

Michael Rothstein	Vice President	None.

Amreet L. Saini	Vice President	None.

Courtney C. Sheldon	Vice President	None.

Megan L. Silva	Vice President	None.

Philip R. Simon	Vice President	None.

David N. Smithwick	Vice President	None.

Aline Sun	Vice President	None.

Steven Tael	Vice President	None.

Huy Thanh Vo	Vice President	None.

Sophie Wang	Vice President	None.

Joanna H. Willars	Vice President	None.

Robin K. Wittenberg	Vice President	None.

Shibin Xie	Vice President	None.

John Alcala	Assistant Vice President, Equity Trader	Assistant Vice President, Equity Trader of NFJ Investment Group LLC.

Maren P. Armour	Assistant Vice President	None.

Alistair Bates	Assistant Vice President	None.

Kuang-Ting Chen	Assistant Vice President	None.

Abigail Collins	Assistant Vice President	None.

Kaitlyn Fischer	Assistant Vice President	None.

Neal Fitzgerald	Assistant Vice President	None.

Alicia Frazier	Assistant Vice President, Senior Equity Trader	Assistant Vice President, Senior Equity Trader of NFJ Investment Group LLC

Rod Greene	Assistant Vice President	None.

Brandon Gueno	Assistant Vice President	None.

Julianna Guzman	Assistant Vice President	None.

Christopher Jackson	Assistant Vice President	None.

Matthew E. John	Assistant Vice President	None.

Courtney B. Kulcak	Assistant Vice President	None.

Maria Levine	Assistant Vice President	None.

Rachel Li	Assistant Vice President	None.

Ahmed Maqsood	Assistant Vice President	None.

Joseph Marnane	Assistant Vice President	None.

Stephen K. McDonald	Assistant Vice President	None.

Jennifer L. Mendoza	Assistant Vice President	None.

Robert Nguyen	Assistant Vice President	None.

Daisy Ramraj-Singh	Assistant Vice President	None.

Nicole Larrabee Rodrigues	Assistant Vice President	None.

Michele Rumfola	Assistant Vice President	None.

Alexandra Russo	Assistant Vice President	None.

Laura M. Schnee	Assistant Vice President	None.

Margarita Shalamova	Assistant Vice President	None.

Russell M. Simon	Assistant Vice President	None.

Clint H. Simpson	Assistant Vice President	None.

Heather Sprung	Assistant Vice President	None.

Ethan J. Turner	Assistant Vice President	None.

Vicki Van Ausdall	Assistant Vice President	None.

Leya Vishnevsky	Assistant Vice President	None.

Yu Wang	Assistant Vice President	None.

Che-Lees Wilson-Batson	Assistant Vice President	None.

Hiedi Woods	Assistant Vice President	None.

Olga Yakubov	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	Secretary of Allianz Asset Management of America LLC and Allianz Asset Management of America L.P., Assistant Secretary of Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors U.S. Holdings LLC and NFJ Investment Group LLC.

Tucker Fitzpatrick	Assistant Secretary	Senior Vice President, General Counsel and Secretary of Allianz Asset Management of America Holdings, Inc., Allianz Asset Management U.S. Holding II LLC, Senior Vice President and General Counsel of Allianz Asset Management of America L.P., Assistant Secretary of Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC and NFJ Investment Group LLC.

Courtney Porter	Equity Trading Administrator	Equity Trading Administrator of NFJ Investment Group LLC

Anthony Cox	Equity Trading Administrator	Equity Trading Administrator of NFJ Investment Group LLC

NFJ Investment Group LLC

2100 Ross Avenue, Suite 700

Dallas, TX 75201

Name	Position with Advisor	Other Affiliations
Erin Bengtson-Olivieri	Managing Director and Chief Financial Officer	See Allianz Global Investors U.S. LLC.

Peter Bonanno	Managing Director, Chief Legal Officer and Secretary	See Allianz Global Investors U.S. LLC.

Benno J. Fischer	Managing Director, Chief Investment Officer	Member—Executive Committee of Allianz Global Investors U.S. Holdings LLC.

Morley Campbell	Managing Director	None.

Barbara Claussen	Managing Director and Chief Administrative Officer	See Allianz Global Investors U.S. LLC.

Baxter Hines	Managing Director	Head of Research.

John L. Johnson	Managing Director	None.

Paul A. Magnuson	Managing Director	None.

Robert B. McKinney	Managing Director	Co-CIO of the Dallas-based investment team.

John R. Mowrey	Director	Co-CIO of the Dallas-based investment team.

Thomas Oliver	Managing Director	None.

David Owen	Managing Director	See Allianz Global Investors U.S. LLC.

Patti Almanza	Director	Director of Allianz Global Investors U.S. Holdings LLC.

Stephen P. Haines	Director	None.

Jeffrey N. Reed	Director	None.

Paul Koo	Chief Compliance Officer	See Allianz Global Investors U.S. LLC.

Tony Burg	Senior Vice President and Treasurer	See Allianz Global Investors U.S. LLC.

James T. Funaro	Senior Vice President-Tax Matters	See Allianz Global Investors U.S. LLC.

John Alcala	Assistant Vice President, Equity Trader	Assistant Vice President, Equity Trader of Allianz Global Investors U.S. LLC.

Alicia Frazier	Assistant Vice President, Senior Equity Trader	Assistant Vice President, Senior Equity Trader of Allianz Global Investors U.S. LLC.

Sarah Harris	Assistant Vice President	None.

Krysta M. Hill	Assistant Vice President	None.

Kristan Marca	Assistant Vice President	None.

Jonathan G. Reilly	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors U.S. LLC.

Tucker Fitzpatrick	Assistant Secretary	See Allianz Global Investors U.S. LLC.

Anthony Cox	Equity Trading Administrator	Equity Trading Administrator of Allianz Global Investors U.S. LLC.

Courtney Porter	Equity Trading Administrator	Equity Trading Administrator of Allianz Global Investors U.S. LLC.

Item 32.	Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of Allianz Funds and Premier Multi-Series VIT. The Distributor is an affiliate of Allianz Global Investors U.S. LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Erin Bengtson-Olivieri	Managing Director	None.

Peter Bonanno	Managing Director	None.

Christopher Cieri	Managing Director	None.

Thomas J. Fuccillo	Managing Director, Chief Regulatory Officer, Chief Legal Officer and Secretary	President and Chief Legal Officer.

Joseph S. Quirk	Managing Director, Chief Operating Officer	None.

Steven J. Ricci	Managing Director	None.

Peter L. Slattery	Managing Director	None.

Kathleen C. Thompson	Managing Director	None.

Keith C. Wagner	Managing Director	None.

Andrew J. Wilmot	Managing Director	None.

Christopher A. Casenhiser	Director	None.

Anthony Castella	Director, Chief Financial Officer, Financial Operations Principal	None.

Robert J. Cruz	Director	None.

Michael Lee Deferro	Director	None.

Lynn Dummett	Director, Senior Counsel, Litigation & Records	None.

Bruce Goodman	Director	None.

James T. Hartnett	Director	None.

William V. Healey	Director and Senior Special Counsel	None.

Gordon Kerper	Director and Chief Compliance Officer	None.

Leslie S. Kravetzky	Director	None.

James F. Lyons	Director	None.

Sean P. Maher	Director	None.

Kerry A. Murphy	Director	None.

Josh Orth	Director	None.

Debra Ohstrom	Director	None.

Jeffrey P. Nizzardo	Director	None.

Greg H. Poplarski	Director	None.

Shivaun Prendergast	Director	None.

Joni H. Rheingold	Director	None.

Joseph Scull	Director	None.

Kevin M. Shanley	Director	None.

Gregory K. Shannahan	Director	None.

Ernesto Small	Director	None.

Linda Sorrensen	Director	None.

Michael H. Stabile	Director	None.

Kristen M. Steigele	Director	None.

John J. Stergiou	Director	None.

Raad J. Taha	Director	None.

Jordan Vettoretti	Director	None.

Jeffrey A. Weaver	Director	None.

Forest R. Wilson	Director	None.

Justin R. Wingate	Director	None.

Tony Burg	Senior Vice President and Treasurer	None.

James T. Funaro	Senior Vice President — Tax Matters	None.

John T. Andrews	Vice President	None.

Christine U. Bacon	Vice President	None.

Rosemary T. Conlon	Vice President	None.

Andrew Cook	Vice President	None.

Kilie Donahue	Vice President	None.

William J. Flick	Vice President	None.

Keith Frasier	Vice President	None.

Carrie P. George	Vice President	None.

Hunter C. Handley	Vice President	None.

Meredith Henry	Vice President	None.

Julian Henry Heyward	Vice President	None.

Eric Larsen	Vice President	None.

Michael A. Lowsley	Vice President	None.

Russell Martin	Vice President	None.

Gabriella Mengstab	Vice President	None.

Todd C. Monastero	Vice President	None.

Adam Moran	Vice President	None.

Krishan Kumar Nigam	Vice President	None.

Daniel Palace	Vice President	None.

Brendon J. Pierce	Vice President	None.

John R. Regina	Vice President	None.

Randall Scott	Vice President	None.

Joshua L. Sylvester	Vice President	None.

John-Paul Towey	Vice President	None.

Mark Vernon	Vice President	None.

Colleen I. Yee	Vice President	None.

Jordan Ceresa	Assistant Vice President	None.

Seth N. Dooley	Assistant Vice President	None.

Felicia S. Engel	Assistant Vice President	None.

Franklin Q. Martins	Assistant Vice President	None.

Cory A. Melchior	Assistant Vice President	None.

Timothy L. Paulson	Assistant Vice President	None.

Kyle Sand	Assistant Vice President	None.

Reed Sier	Assistant Vice President	None.

Kellie E. Davidson	Assistant Secretary	None.

Tucker Fitzpatrick	Assistant Secretary	None.

*	Principal business address for all individuals listed is 1633 Broadway, New York, NY 10019 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.
(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder and the Commodity Exchange Act and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, Missouri 64105, and/or Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

NOTICE

A copy of the Agreement and Declaration of the Allianz Funds Multi-Strategy Trust (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 103 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 7th day of April, 2017.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Thomas J. Fuccillo	President and Chief Executive Officer	April 7, 2017
Thomas J. Fuccillo

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

A. Douglas Eu*	Trustee
A. Douglas Eu

F. Ford Drummond*	Trustee
F. Ford Drummond

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Davey S. Scoon*	Trustee
Davey S. Scoon

Alan Rappaport*	Trustee
Alan Rappaport

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above Date: April 7, 2017